General information	12 Months Ended
Mar. 31, 2026
General Information
General information

1	General information

(a)	General information

IMC Rare Earths Ltd is an exempted company incorporated in the Cayman Islands with limited liability on September 19, 2025. Its registered office is 18 Forum Lane, Camana Bay, 3rd Floor Suite 5304, P.O. Box 31230, Grand Cayman KY1-1205 and principal place of business is Avenida Paulista, 1765, 7th Floor, São Paulo, São Paulo, 0311-930, Brazil. These consolidated financial statements cover the entities consisting of IMC Rare Earths Ltd (“the Company”) and its subsidiaries (together “the Group”). The principal activities of the Group during the year consisted of the exploration, evaluation and development of minerals and metals in Brazil. A list of subsidiaries is included in note 19. Substantial shareholder of the Company is International Mineral Corporation Holdings Ltd, which is a limited company incorporated in the Cayman Islands and is controlled by Francesco Scolaro (the “Ultimate Beneficial Owner” or “UBO”).

The consolidated financial statements are presented in United States dollars which is the Company’s presentation currency (note 2(c)).

The consolidated financial statements of the Group for the years ended March 31, 2026 and 2025 were authorized for issue in accordance with a resolution of the board of directors on May 17, 2026.

(b)	Group reorganization

The business commenced upon the incorporation of Niobium Brazil Importacao e Exportacao Ltda. (“NBI”) on June 20, 2022 with a share capital of Brazilian Real 50,000 (US$9,724). The parent shareholder of NBI was International Mineral Corporation Holdings Limited (“IMCHL”), a company incorporated in and controlled by the UBO. The business was established for the purpose of exploration, development and commercial realization of minerals in Brazil.

On March 19, 2024 the ownership of NBI was transferred to IMC Rare Earths Participacoes Ltda. (“IMC Brazil”) a company incorporated in Brazil on March 18, 2024 with a share capital of Brazilian Real 1,000 (US$199). The sole shareholder of IMC Brazil was International Mining Corp, a company incorporated in Saint Vincent and the Grenadines (“IMCSVG”) with the sole shareholder being IMCHL. IMC Brazil had no business activity prior to this transaction.

On April 24, 2024, IMC Rare Earths Ltd, incorporated in Saint Vincent and the Grenadines (“IMC St Vincent”) on January 23, 2024 with 1 issued share with a par value of $10,000, acquired IMC Brazil for US$0.18 (Brazilian Real 1) from IMCSVG. The sole shareholder of IMC St Vincent was IMCHL. Prior to the transaction, IMC St Vincent was a newly incorporated entity without material business activities, while IMC Brazil was the parent NBI (collectively, “IMC RE Brazil Group”), which had been operating since June 20, 2022. The transaction resulted in IMC St Vincent becoming the immediate holding company of the IMC Brazil Group.

On September 30, 2025, IMC Rare Earths Ltd, incorporated in the Cayman Islands (“IMC Cayman”) on September 19, 2025 with 1,000 issued ordinary shares at a par value of $0.0001, completed a share exchange transaction with IMC St Vincent. Prior to the share exchange transaction, the IMC Cayman had issued 1,000 shares to International Mineral Corporation Holdings Ltd (a company incorporated in Cayman Islands with the UBO as the controlling shareholder) with a par value of USD$0.00001. The transaction resulted in IMC Cayman becoming the immediate holding company of IMC St Vincent.

On October 29, 2025, Ionic Clays Brazil Ltda (“Ionic”), a company incorporated in Brazil on April 15, 2024, with 1,000 issued shares with a par value of Brazilian Real 1 (US$209), was transferred to IMC Brazil for zero consideration. Prior to the transfer, Ionic had minimal operational activities and was incorporated by International Mining Participacoes Ltda (“IMP”) on March 19, 2024, where IMP was a company incorporated by IMCSVG on January 22, 2024. ICMSVG was incorporated by the UBO on April 7, 2022 with the 100% shareholding transferred to IMCHL on July 4, 2023.

Upon completion of these transactions (the “Group Reorganization”), the Company became the holding company of the companies now comprising the Group, where the Company, NBI, IMC Brazil, IMC St Vincent and Ionic operated under the common control of UBO. The Group comprising of the Company and its subsidiaries resulting from the Group Reorganization is regarded as a continuing entity, accordingly, the consolidated financial statements for the year ended March 31, 2026 and 2025 have been prepared as if the Company had always been the holding company of the Group with the reserves being retrospectively adjusted to reflect the group reorganization.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025